Property and Equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Cost, Beginning balance	$ 44,553	$ 542,742	$ 5,307
Cost, Additions		10,153	542,742
Cost, Impairment		(554,143)	(5,213)
Cost, Effect of foreign exchange rate changes		1,247	(94)
Cost, Ending balance	44,553	44,553	542,742
Cost, Exchange agreement (Note 6(e))		0	0
Cost, Acquisition (Note 6(b))		44,553
Accumulated Depreciation, Impairment		(19,988)	(1,312)
Accumulated Depreciation, Effect of foreign exchange rate changes		24	(257)
Accumulated Depreciation, Beginning balance	7,682	2,497	1,145
Accumulated Depreciation, Ending balance	26,118	7,682	2,497
Accumulated Depreciation, Depreciation	18,436	25,149	2,921
Net Book Value	18,435	36,871	540,245
Computer equipment [Member]
Statement [Line Items]
Cost, Beginning balance		7,349	0
Cost, Additions		0	7,349
Cost, Impairment		(7,349)	0
Cost, Effect of foreign exchange rate changes		0	0
Cost, Ending balance		0	7,349
Cost, Acquisition (Note 6(b))		0
Accumulated Depreciation, Impairment		(3,062)	0
Accumulated Depreciation, Effect of foreign exchange rate changes		0	0
Accumulated Depreciation, Beginning balance		0	0
Accumulated Depreciation, Ending balance			0
Accumulated Depreciation, Depreciation		2,756	306
Net Book Value			7,043
Accumulated Depreciations, Ending balance	0		306
Equipment [Member]
Statement [Line Items]
Cost, Beginning balance	0	65,698	5,307
Cost, Additions		10,153	65,698
Cost, Impairment		(77,098)	(5,213)
Cost, Effect of foreign exchange rate changes	94	1,247	(94)
Cost, Ending balance	44,553	44,553	65,698
Cost, Acquisition (Note 6(b))		44,553
Accumulated Depreciation, Impairment		(16,926)	(1,312)
Accumulated Depreciation, Effect of foreign exchange rate changes	0	24	(257)
Accumulated Depreciation, Beginning balance	7,682	7,682	1,145
Accumulated Depreciation, Ending balance		7,682	7,682
Accumulated Depreciation, Depreciation	18,436	22,393	2,615
Net Book Value	18,435	36,871	63,507
Accumulated Depreciations, Ending balance	26,118	7,682	2,191
Equipment, Accumulated Depreciation, Effect of foreign exchange rate changes	24		(257)
Security system [Member]
Statement [Line Items]
Cost, Beginning balance		269,611	0
Cost, Additions		0	269,611
Cost, Impairment		(269,611)	0
Cost, Effect of foreign exchange rate changes		0	0
Cost, Ending balance		0	269,611
Cost, Acquisition (Note 6(b))		0
Accumulated Depreciation, Impairment		0	0
Accumulated Depreciation, Effect of foreign exchange rate changes		0	0
Accumulated Depreciation, Beginning balance		0	0
Accumulated Depreciation, Ending balance	26,118		0
Accumulated Depreciation, Depreciation		0	0
Net Book Value			269,611
Leasehold improvements [Member]
Statement [Line Items]
Cost, Beginning balance		200,084	0
Cost, Additions		0	200,084
Cost, Impairment		(200,084)	0
Cost, Effect of foreign exchange rate changes		0	0
Cost, Ending balance		0	200,084
Cost, Acquisition (Note 6(b))		0
Accumulated Depreciation, Impairment		0	0
Accumulated Depreciation, Effect of foreign exchange rate changes		0	0
Accumulated Depreciation, Beginning balance		0	0
Accumulated Depreciation, Ending balance	$ 0		0
Accumulated Depreciation, Depreciation		$ 0	0
Net Book Value			$ 200,084